Employee benefit plans - Estimated Future Contributions (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2022	$ 0
Estimated benefit payments by year:
2022	7,500
2023	7,300
2024	7,200
2025	7,400
2026	7,100
2027-2031	37,400
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2022	4,798
Estimated benefit payments by year:
2022	4,798
2023	5,044
2024	5,286
2025	5,536
2026	5,786
2027-2031	$ 31,614